Gold and Silver Bullion and Stream Inventory (Tables)	6 Months Ended
Jun. 30, 2025
Gold and Silver Bullion and Stream Inventory
Schedule of gold and silver bullion and stream inventory

	At June 30,	At December 31,
	2025	2024
Gold and silver bullion from royalties received in-kind(1)	$6.6	$89.5
Stream ounces(2)	0.4	7.3
	$7.0	$96.8
1.	Represents gold and silver bullion received from royalty interests settled in-kind. As at June 30, 2025, the Company holds inventory from royalty interests settled in-kind of 2,469 ounces of gold and 11,616 ounces of silver with a carrying value of $6.3 million and $0.3 million, respectively (December 31, 2024 – 41,673 ounces of gold and 10,117 ounces of silver with a carrying value of $89.3 million and $0.2 million, respectively).
2.	Represents gold and silver ounces acquired by the Company from its stream arrangements. As at June 30, 2025, the stream ounces inventory consists of 39,357 ounces of silver with a carrying value of $0.4 million (December 31, 2024 – 6,216 ounces of gold and 154,010 ounces of silver with a carrying value of $5.6 million and $1.7 million, respectively).